FYE STOCKHOLDERS' EQUITY (Details Narrative 2) (USD $)	3 Months Ended	12 Months Ended							0 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Post Stock Split	Dec. 31, 2013 Post Stock Split Lower Range	Dec. 31, 2013 Post Stock Split Upper Range	Dec. 31, 2013 Pre Stock Split Lower Range	Dec. 31, 2013 Pre Stock Split Upper Range	Jun. 19, 2013 Stock Options	Jun. 11, 2013 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Stock Options Lower Range	Dec. 31, 2013 Stock Options Upper Range	Jun. 19, 2013 Stock Options Post Stock Split	Jun. 11, 2013 Stock Options Post Stock Split	Jun. 19, 2013 Stock Options Pre Stock Split	Jun. 11, 2013 Stock Options Pre Stock Split	Nov. 19, 2013 Richard Raisig, CFO Stock Options	Nov. 19, 2013 Doug Croxall, CEO Stock Options	Nov. 14, 2012 Doug Croxall, CEO Stock Options	Nov. 14, 2012 Doug Croxall, CEO Stock Options Post Stock Split	Nov. 14, 2012 Doug Croxall, CEO Stock Options Pre Stock Split	Jan. 28, 2013 John Stetson, CFO Stock Options	Jan. 28, 2013 John Stetson, CFO Stock Options Post Stock Split	Jan. 28, 2013 John Stetson, CFO Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options	Jun. 19, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Post Stock Split	Jun. 19, 2014 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Mar. 01, 2013 Nathaniel Bradley, Cheif Technology Officer Stock Options Pre Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Post Stock Split	Jun. 19, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 01, 2013 James Crawford, Chief Operating Officer Stock Options Pre Stock Split	Mar. 08, 2013 Independent Directors Stock Options	Mar. 08, 2013 Independent Directors Stock Options Post Stock Split	Mar. 08, 2013 Independent Directors Stock Options Pre Stock Split	Jun. 11, 2013 Legal Consultant Stock Options	Jun. 11, 2013 Legal Consultant Stock Options Post Stock Split	Jun. 11, 2013 Legal Consultant Stock Options Pre Stock Split
Common Stock Options
Options Granted		1,309,230		794,230							1,309,230			23,077	176,923	300,000	2,300,000	115,000	100,000		153,846	2,000,000		38,462	500,000			76,923		1,000,000			38,462	38,642	500,000	500,000		7,692	100,000		15,385	200,000
Options granted exercise price		$ 5.74			$ 4.94	$ 1.05	$ 0.38	$ 0.85			$ 5.74			$ 4.94	$ 15.33	$ 0.38	$ 0.41	$ 5.70	$ 5.93		$ 6.50	$ 0.50		$ 6.50	$ 0.50			$ 11.05		$ 0.85			$ 4.94	$ 11.05	$ 0.38	$ 0.85		$ 6.50	$ 0.50		$ 5.33	$ 0.41
Award term									5 years	5 years								10 years	10 years	10 years			10 years			5 years						5 years					5 years			5 years
Vesting terms of options granted									vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary vesting in twenty-four (24) equal installments on each monthly anniversary of the date of the Raisig Agreement, provided Mr. Raisig is still employed by us on each such date.  We have valued the options at $511,036 using the Black-Scholes option pricing model with the following assumptions:  market price on the date of grant of $5.90; an expected life of five years; volatility of 101%; and a risk-free rate of 1.40%.

vesting in twenty-four (24) equal installments on each monthly anniversary date of the grant.  The Company has valued the option grant at $442,692 using the Black-Scholes option pricing model with the following assumptions:  an expected life of five years; volatility of 100%; and a risk-free rate of 1.33%.

																				vest over 24 equal monthjly installments on each monthly anniversary				vest in 3 equal installments on the beginning of the first anniversary		vest in 24 equal installments on each monthly anniversary					vest in 24 equal installments on each monthly anniversary	vest in 24 equal installments on each monthly anniversary					vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary
Grant date fair value (per share)		$ 3.88			$ 2.86	$ 7.41	$ 0.22	$ 0.57			$ 3.88										$ 6.24	$ 0.48
Grant date fair value (dollars)											$ 1,823,353							$ 511,036	$ 442,692
Pricing model											Black-Scholes							Black-Scholes	Black-Scholes	Black-Scholes
Stock price																					$ 6.50	$ 0.50
Volatility												99.00%	108.00%					101.00%	100.00%	192.00%
Expected Term												2 years 6 months	5 years							5 years
Risk-free interest rate												0.31%	0.89%					14.00%	13.30%	0.61%
Options retained at resignation																											9,615		125,000
Options Cancelled		(115,384)									(115,384)																67,308		875,000
Share-based compensation	181,564		33,287								1,122,412
Stock-based legal fees											12,458
Unrecognized compensation expense - stock options											4,445,750
Aggregate Intrinsic Value of Options Outstanding											$ 15,385